2021 Acquisition - Total consideration for the acquisitions and the purchase price allocation (Details) - USD ($)	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 26, 2020	Jan. 31, 2020
Identifiable assets acquired and liabilities assumed
Goodwill	$ 12,047,048		$ 12,440,557	$ 6,976,096
ASC
Consideration
Contingent consideration						$ 2,038,596
WordZ Xpressed Inc
Consideration
Contingent consideration					$ 1,671,670
Acquisition 2021
Consideration
Cash (i)	7,795,783		$ 7,496,856
Contingent consideration	150,000	$ 150,000
Total consideration	7,945,783
Identifiable assets acquired and liabilities assumed
Trade and other receivables net of allowance for doubtful accounts	2,124,687
Prepaid expenses and deposits	168,009
Property and equipment	283,394
Right of use assets	912,910
Trade and other payable and accrued liabilities	(1,886,414)
Current portion of contract liabilities	(44,313)
Lease obligations	(911,101)
Deferred tax liability	(877,931)
Goodwill	4,666,337
Acquisition 2021 | Customer relationships
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets	2,705,015
Acquisition 2021 | Non-compete (note 8)
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets	57,030
Acquisition 2021 | Brand
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets	748,160
Auscript
Consideration
Cash (i)	298,927
Total consideration	298,927
Identifiable assets acquired and liabilities assumed
Deferred tax liability	(25,374)
Goodwill	157,457
Auscript | Customer relationships
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets	152,940
Auscript | Brand
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets	13,904
TTA
Consideration
Cash (i)	7,496,856
Contingent consideration	150,000
Total consideration	7,646,856
Identifiable assets acquired and liabilities assumed
Trade and other receivables net of allowance for doubtful accounts	2,124,687
Prepaid expenses and deposits	168,009
Property and equipment	283,394
Right of use assets	912,910
Trade and other payable and accrued liabilities	(1,886,414)
Current portion of contract liabilities	(44,313)
Lease obligations	(911,101)
Deferred tax liability	(852,557)
Goodwill	4,508,880
TTA | Customer relationships
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets	2,552,075
TTA | Non-compete (note 8)
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets	57,030
TTA | Brand
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets	$ 734,256